RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 13, 2013	Apr. 30, 2017	Jul. 17, 2013	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accrued related party management fee				$ 0	$ 0		$ 17,840,615	$ 17,840,615
Royalty expense				$ 64,537
Due to affiliates					$ 512,378	$ 0	$ 0	$ 0
First Note [Member]
Line of credit amount	$ 150,000
Interest rate	12.00%
Secuured debt due date	Sep. 13, 2015
Second Note [Member]
Line of credit amount			$ 100,000
Interest rate			12.00%
Secuured debt due date			Jan. 17, 2016
Secured Debt [Member]
Purchase of related party note receivable in exchange for Equity		$ 250,000